Note 3 - Inventory (Detail) - Inventory (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory	$ 1,021,405	$ 475,600	$ 228,838
Engine Material and Parts [Member]
Inventory	777,575	327,946	183,893
Labor [Member]
Inventory	212,025	128,395	38,556
Applied Overhead [Member]
Inventory	$ 31,805	$ 19,259	$ 6,389